Revenue - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Performance Obligations [Line Items]
Extended term of payment agreements for products and services sold	180 days
Deferred contract revenue brought forward	$ 5,700	$ 9,500
Deferred contract revenue recognized	5,700	9,500
Revenue from contracts with customers	77,271	65,173	$ 62,371
Customer One
Disclosure Of Performance Obligations [Line Items]
Revenue from contracts with customers	8,700	8,200
Workflow equipment and services
Disclosure Of Performance Obligations [Line Items]
Revenues from payments from leased equipment recognized	0	100	100
Revenue from contracts with customers	$ 2,356	$ 1,627	$ 1,467
Minimum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	30 days
Maximum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	60 days